Net cash and cash equivalents (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Jul. 07, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Current bank accounts	SFr 210.3		SFr 309.7
Digital wallets	11.4		12.5
Fixed deposit	272.9		48.8
Net cash and cash equivalents	494.6		371.0	SFr 653.1	SFr 90.6
thereof restricted cash	SFr 0.2		SFr 129.5
Bank overdraft facility four, CHF
Disclosure of detailed information about borrowings [line items]
Credit facility, maximum borrowing capacity		SFr 700.0